Company financial information (Tables)	12 Months Ended
Dec. 31, 2024
Company financial information
Schedule of statement of comprehensive income

	Year ended December 31,
	2024	2023	2022
	€’m	€’m	€’m
Other income	14	—	—
Other external charges	(2)	(2)	(3)
Finance (expense)/income	(22)	(5)	1
Loss before exceptional items	(10)	(7)	(2)
Exceptional operating income/(costs) (iv)	1	1	(2)
Exceptional finance income (iv)	13	55	210
Impairment of investments in subsidiary undertakings (v)	(400)	—	—
(Loss)/profit before tax	(396)	49	206
Income tax credit	3	—	—
(Loss)/profit and total comprehensive (expense)/income for the year	(393)	49	206

Schedule of statement of financial position

	At December 31,
	2024	2023
	€’m	€’m
Non-current assets
Investments in subsidiary undertakings	3,001	3,401
	3,001	3,401
Current assets
Amounts receivable from subsidiary undertakings	15	—
Other receivables and prepayments	3	—
	18	—
Total assets	3,019	3,401

Equity attributable to owners of the parent
Equity share capital	256	256
Share premium	5,097	5,097
Legal reserve	1	1
Other reserves	(1,832)	(1,832)
Retained earnings	(1,051)	(414)
Total equity	2,471	3,108

Non-current liabilities
Amounts payable to subsidiary undertakings	256	—
Amounts payable to related parties (vi)	9	21
Other liabilities (vii)	1	2
	266	23

Current liabilities
Amounts payable to subsidiary undertakings	282	270
	282	270
Total liabilities	548	293
Total equity and liabilities	3,019	3,401

Schedule of statement of cash flows

	Year ended December 31,
	2024	2023	2022
	€’m	€’m	€’m
Cash flows from operating activities
Cash used in operations	(2)	(2)	(4)
Net cash used in operating activities	(2)	(2)	(4)
Cash flows from financing activities
Proceeds from borrowings with subsidiary undertakings	245	246	35
Dividends paid (viii)	(243)	(244)	(244)
Proceeds from share issuance	—	—	247
Treasury shares purchased	—	—	(34)
Net cash inflow from financing activities	2	2	4
Net decrease in cash and cash equivalents	—	—	—
Cash and cash equivalents at the beginning of the year	—	—	—
Exchange gains on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	—	—	—

Schedule of parent only financial information

	Year ended December 31,
	2024	2023	2022
	€'m	€'m	€'m
IFRS (loss)/profit reconciliation:
Parent only-IFRS (loss)/profit for the year	(393)	49	206
Additional gain/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	390	(95)	18
Consolidated IFRS (loss)/profit for the year	(3)	(46)	224

	At December 31,
	2024	2023
	€’m	€’m
IFRS equity reconciliation:
Parent only-IFRS equity	2,471	3,108
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(2,602)	(3,012)
Consolidated-IFRS equity	(131)	96

	Year ended December 31,
	2024	2023	2022
	$'m	$'m	$'m
IFRS (loss)/profit reconciliation:
Parent only-IFRS (loss)/profit for the year	(427)	53	218
Additional gain/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	424	(103)	19
Consolidated IFRS (loss)/profit for the year	(3)	(50)	237

	At December 31,
	2024	2023
	$'m	$'m
IFRS equity reconciliation:
Parent only-IFRS equity	2,567	3,434
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(2,703)	(3,328)
Consolidated-IFRS equity	(136)	106